STOCK-BASED COMPENSATION EXPENSE - Stock Option Valuation (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			1.24%
Expected term (in years)			4 years 10 months 9 days
Expected dividend yield			0.00%
Expected volatility			40.00%
Outstanding options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum | Outstanding options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		0.55%	0.55%	0.29%
Expected term (in years)		5 years 5 months 19 days	5 years 5 months 19 days	5 years 7 months 28 days
Expected volatility		36.88%	36.88%	31.29%
Maximum | Outstanding options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		1.10%	1.09%	1.63%
Expected term (in years)		6 years 25 days	6 years 25 days	6 years 3 months 10 days
Expected volatility		51.52%	46.74%	36.85%